Goodwill - Sensitivity analysis Materialise Motion impairment (Details) - CGU Materialise Motion € in Thousands	12 Months Ended
Dec. 31, 2023 EUR (€)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Percentage of possible increase in WACC	0.01%
Possible increase of change in evolution of the value-in use	€ (1,028)
Percentage of possible decrease in WACC	(0.01%)
Possible decrease of change in evolution of the value-in use	€ 1,405
Perpetual growth	(0.03%)
Decreased value of perpetual growth rate	€ (1,629)